STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,619,796)	$ (11,852,229)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities
Depreciation and amortization	1,020	1,020
Equity based expense	7,215,831	7,228,008
(Increase)/decrease in:
Prepaid expenses and deposits	(11,104)	(3,008)
Increase/(decrease) in:
Accounts payable and accrued expenses	101,801	(281,402)
Accrued interest payable	320,769	283,720
Net cash and cash equivalents used in operating activities	(3,991,479)	(4,623,891)
CASH FLOWS FROM INVESTING ACTIVITIES:	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock issuance, including options and warrants exercised	0	2,781,603
Issuance of note payable to related party	3,305,000	1,000,000
Net cash and cash equivalents provided by financing activities	3,305,000	3,781,603
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(686,479)	(842,288)
Cash and cash equivalents, beginning	1,614,758	2,457,046
Cash and cash equivalents, ending	928,279	1,614,758
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	0	0
Taxes paid	0	0
NONCASH FINANCING ACTIVITIES:
Conversion of debt to equity	$ 0	$ 2,155,000